SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Reconciliation of Net Loss per Common Share (Details) - USD ($)	2 Months Ended	3 Months Ended					5 Months Ended	6 Months Ended	8 Months Ended	11 Months Ended
	Mar. 31, 2020	Jun. 30, 2021		Mar. 31, 2021	Jun. 30, 2020		Jun. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Interest earned on marketable securities held in trust account		$ 4,222						$ 4,258		$ 174,810
Less: interest available to be withdrawn for payment of taxes										(146,895)
Net income attributable to Class A common stock subject to possible redemption								$ 11,475		$ 27,915
Denominator: Weighted Average Class A common stock subject to possible redemption
Weighted average shares outstanding, Common stock subject to possible redemption		24,493,884			0		0	23,768,307	24,499,657	24,524,620
Basic and diluted net income per share, Common stock subject to possible redemption		$ 0.00			$ 0.00		$ 0.00	$ 0.00	$ 0.00	$ 0.00
Numerator: Net Loss minus Net Earnings
Net loss	$ (1,000)	$ (4,088,974)		$ 14,686,984	$ 0		$ (1,000)	$ 10,598,010	$ (114,691)	$ (15,294,860)
Net income allocable to Class A common stock subject to possible redemption								(11,475)		(27,915)
Non-Redeemable Net Loss		$ (4,088,974)					$ (1,000)	$ 10,586,535		$ (15,322,775)
Denominator: Weighted Average Non-redeemable common Stock
Weighted average shares outstanding, Common stock		10,006,116	[1]		6,000,000	[1]	6,000,000 [1]	10,731,693 [1]	7,559,767	8,269,814
Basic and diluted net loss per share, Non-redeemable common stock		$ (0.41)			$ 0.00		$ 0.00	$ 0.99	$ (0.02)	$ (1.85)

[1]	The 2020 periods presented, excludes an aggregate of up to 900,000 shares that was subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters.